ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Other Payables and Accruals

Other payables and accruals are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$
			(Note 3)
Staff cost related payables	12,841,440	7,461,738	1,146,848
Professional services	10,443,985	7,250,470	1,114,377
Product development services	901,810	849,446	130,557
Marketing and promotion	598	—	—
Funds raised for CrossFire New Mobile Game (see below)	57,499,910	57,499,910	8,837,574
Others	10,615,155	10,638,487	1,635,106

Total	92,302,898	83,700,051	12,864,462